UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-02688

Name of Fund:  Merrill Lynch Municipal Bond Fund, Inc.: Insured Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Merrill Lynch Municipal Bond Fund, Inc.: Insured Portfolio, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/2005 - 06/30/2006

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02688
Reporting Period: 07/01/2005 - 06/30/2006
Merrill Lynch Municipal Bond Fund, Inc.: Insured Portfolio









========== MERRILL LYNCH MUNICIPAL BOND FUND, INC.: INSURED PORTFOLIO ==========


BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INC, THE

Ticker:       BFC            Security ID:  09247G108
Meeting Date: MAY 23, 2006   Meeting Type: Annual
Record Date:  FEB 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Richard E. Cavanagh         For       For        Management
1.2   Elect Trustee R. Glenn Hubbard            For       For        Management


--------------------------------------------------------------------------------

BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST INC., THE

Ticker:       BRM            Security ID:  09247K109
Meeting Date: MAY 23, 2006   Meeting Type: Annual
Record Date:  FEB 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Richard E. Cavanagh         For       For        Management
1.2   Elect Trustee R. Glenn Hubbard            For       For        Management


--------------------------------------------------------------------------------

BLACKROCK INSURED MUNICIPAL TERM TRUST INC., THE

Ticker:       BMT            Security ID:  092474105
Meeting Date: MAY 23, 2006   Meeting Type: Annual
Record Date:  FEB 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Richard E. Cavanagh         For       For        Management
1.2   Elect Trustee Ralph L. Schlosstein        For       For        Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Municipal Bond Fund, Inc.: Insured Portfolio


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Municipal Bond Fund, Inc.: Insured Portfolio


Date: September 7, 2006